Investments in Marketable Securities Available-for sale (Tables)	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities [Table Text Block]
Following is a summary of marketable securities as of December 31, 2012 and 2013:

	December 31, 2012
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)

Time deposit with original maturities more than three months	$150	22	-	172

	December 31, 2013
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)

Time deposit with original maturities more than three months	$771	17	-	788

Schedule Of Information On Sales Of Available For Sale Marketable Securities [Table Text Block]
Information on sales of available for sale marketable securities for the years ended December 31, 2011, 2012 and 2013 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year 2011	$25,834	420	(70)
Year 2012	$19,612	35	(32)
Year 2013	$21,792	17	(25)